Note 13 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019	2020	2021
Income:
Net (loss) / income	(1,682,671)	4,041,431	42,963,660
Dividends to Series B preferred shares	(1,271,782)	(693,297)	(255,324)
Preferred deemed dividend	(504,577)	-	(345,628)
Net (loss) / income attributable to common shareholders	(3,459,030)	3,348,134	42,362,708
Weighted average common shares –outstanding, basic	2,861,928	5,753,917	6,976,905
Basic (loss) / earnings per share	(1.21)	0.58	6.07

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-	16,500
Weighted average common shares –outstanding, diluted	2,861,928	5,753,917	6,993,405
Diluted (loss) / earnings per share	(1.21)	0.58	6.06